Shareholders Equity (Tables)	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
Summary of weighted average values used for option grants
Weighted-average values used for option grants in fiscal 2014, 2013 and 2012 were as follows:

	Year Ended June 30,
	2014	2013	2012
Risk-free interest rate	1.56%	0.81%	1.04%
Expected dividend yield	—%	—%	—%
Expected term (years)	5.75	6.00	6.00
Expected volatility	56%	58%	58%
Weighted average fair value of options granted	$28.14	$17.23	$17.78

Summary of the Company's share option activity and related information
A summary of our share option activity and related information for the year ended June 30, 2014 is as follows:

	Shares Pursuant to Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at the beginning of the period	4,379,207	$36.46	5.1
Granted	12,432	54.08
Exercised	(368,339)	13.71
Forfeited/cancelled	(63,947)	49.15
Outstanding at the end of the period	3,959,353	$38.43	4.4	$29,370
Vested or expected to vest at the end of the period	3,794,867	$37.93	4.3	$29,367
Exercisable at the end of the period	2,330,773	$30.40	3.3	$29,279

Company's unvested restricted share unit activity and related information
A summary of our unvested RSU activity and related information for the fiscal year ended June 30, 2014 is as follows:

	RSUs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested at the beginning of the period	1,107,495	$39.49
Granted	286,006	48.06
Vested and distributed	(401,363)	40.19
Forfeited	(155,007)	39.41
Unvested at the end of the period	837,131	$42.10	$33,870

Schedule of share-based compensation, restricted stock and restricted stock units activity
A summary of our RSA activity and related information for the fiscal year ended June 30, 2014 is as follows:

	RSAs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested at the beginning of the period	253,171	$31.29
Granted	—	—
Vested and distributed	(253,171)	31.29
Forfeited	—	—
Unvested at the end of the period	—	$—	$—